Taxes on Income (Details) $ in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2015 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	₪ (3,794)	₪ (4,556)			₪ (3,540)
Initially consolidated subsidiaries					(1,584)
Discontinued operation	345	(33)
Amounts carried to foreign currency translation reserve	234	51			444
Amounts carried to other comprehensive Income (loss)	(10)	(2)			11
Amounts carried to other capital reserves		64			125
Amounts carried to income statement	512	(527)	[1]		(57)
Classification to institutions	85
Reclassification due to assets held for sale	9	1,209			45
Ending Balance	(2,619)	(3,794)			(4,556)
Investment properties and depreciable fixed assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(4,143)	(4,892)		$ (4,892)	(3,840)	$ (3,840)
Initially consolidated subsidiaries					(1,866)
Discontinued operation	1,721
Amounts carried to foreign currency translation reserve	246	55			448
Amounts carried to other comprehensive Income (loss)
Amounts carried to other capital reserves		65			128
Amounts carried to income statement	(37)	(580)	[1]		193
Classification to institutions
Reclassification due to assets held for sale	9	1,209			45
Ending Balance	(2,204)	(4,143)		(4,143)	(4,892)	(4,892)
Carry-forward losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	524	389		389	286	286
Initially consolidated subsidiaries					165
Discontinued operation	(81)	(39)
Amounts carried to foreign currency translation reserve	(13)	(3)			(24)
Amounts carried to other comprehensive Income (loss)
Amounts carried to other capital reserves		(1)			(3)
Amounts carried to income statement	(217)	178	[1]		(35)
Classification to institutions	85
Reclassification due to assets held for sale
Ending Balance	298	524		524	389	389
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(175)	(53)		(53)	14	14
Initially consolidated subsidiaries					117
Discontinued operation	(1,295)	6
Amounts carried to foreign currency translation reserve	1	(1)			20
Amounts carried to other comprehensive Income (loss)	(10)	(2)			11
Amounts carried to other capital reserves
Amounts carried to income statement	766	(125)	[1]		(215)
Classification to institutions
Reclassification due to assets held for sale
Ending Balance	₪ (713)	₪ (175)		$ (175)	₪ (53)	$ (53)

[1]	An expense in the amount of NIS 149 million was recognized in discontinued operation.